Expense Example - VIPGovernmentMoneyMarketPortfolio-InvestorPRO - VIPGovernmentMoneyMarketPortfolio-InvestorPRO - VIP Government Money Market Portfolio - VIP Government Money Market Portfolio - Investor Class
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381